Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (98.5%)
	CONSUMER DISCRETIONARY (3.5%)
	RETAIL (3.5%)
22,600	O'Reilly Automotive, Inc. *	$6,803,730
123,200	TJX Companies, Inc. (The)	5,890,192
		12,693,922
	CONSUMER STAPLES (4.0%)
	HOUSEHOLD PRODUCTS (1.0%)
58,424	Church & Dwight Co., Inc.	3,749,652
	RETAIL (3.0%)
37,400	Costco Wholesale Corp.	10,663,862
		14,413,514
	FINANCIALS (2.8%)
	COMMERCIAL SERVICES (2.3%)
34,000	S&P Global, Inc.	8,331,700
	INSURANCE (0.5%)
11,200	Aon PLC	1,848,448
		10,180,148
	HEALTHCARE (17.4%)
	ELECTRONICS (3.4%)
17,700	Mettler-Toledo International, Inc. *	12,222,027
	HEALTHCARE PRODUCTS (14.0%)
149,700	Danaher Corp.	20,719,977
55,400	IDEXX Laboratories, Inc. *	13,420,096
57,200	Thermo Fisher Scientific, Inc.	16,221,920
		50,361,993
		62,584,020
	INDUSTRIALS (30.6%)
	AEROSPACE & DEFENSE (11.0%)
120,081	HEICO Corp.	8,959,244
31,800	Northrop Grumman Corp.	9,621,090
47,200	Teledyne Technologies, Inc. *	14,031,144
22,400	TransDigm Group, Inc.	7,172,256
		39,783,734
	COMMERCIAL SERVICES (4.9%)
57,177	Cintas Corp.	9,904,200
66,152	IHS Markit, Ltd.	3,969,120
100,350	Rollins, Inc. (1)	3,626,649
		17,499,969
	ELECTRICAL EQUIPMENT (0.6%)
27,750	AMETEK, Inc.	1,998,555
	ELECTRONICS (4.2%)
49,000	Roper Technologies, Inc.	15,278,690
	ENVIRONMENTAL CONTROL (5.4%)
81,800	Republic Services, Inc.	6,139,908
173,700	Waste Connections, Inc.	13,461,750
		19,601,658
	HOUSEWARES (1.7%)
93,000	Toro Co. (The)	6,053,370
	TRANSPORTATION (2.8%)
72,800	Union Pacific Corp.	10,267,712
		110,483,688
	INFORMATION TECHNOLOGY (33.6%)
	COMMERCIAL SERVICES (2.0%)
53,200	Automatic Data Processing, Inc.	7,271,376
	COMPUTERS (5.5%)
121,900	Accenture PLC Class A	19,901,394
	DIVERSIFIED FINANCIAL SERVICES (4.8%)
70,900	MasterCard, Inc. Class A	17,126,604
	ELECTRONICS (1.0%)
50,166	Amphenol Corp. Class A	3,656,098
	SOFTWARE (20.3%)
61,600	ANSYS, Inc. *	14,320,152
72,000	Cadence Design Systems, Inc. *	4,754,880
54,600	Fidelity National Information Services, Inc.	6,641,544
140,800	Fiserv, Inc. *	13,374,592
29,400	Intuit, Inc.	6,762,000
25,500	Jack Henry & Associates, Inc.	3,958,620
90,400	Salesforce.com, Inc. *	13,015,792
27,000	ServiceNow, Inc. *	7,737,660
20,800	Synopsys, Inc. *	2,678,832
		73,244,072
		121,199,544
	MATERIALS (4.7%)
	CHEMICALS (2.5%)
58,800	Ecolab, Inc.	9,162,804
	PACKAGING & CONTAINERS (2.2%)
120,000	Ball Corp.	7,759,200
		16,922,004
	REAL ESTATE (1.9%)
	REITS (1.9%)
31,600	American Tower Corp. REIT	6,880,900
TOTAL COMMON STOCKS (Cost $224,396,914) (98.5%)		355,357,740

March 31, 2020

Shares		Value
SHORT-TERM INVESTMENT (2.3%)
	MONEY MARKET FUND (2.3%)
8,270,692	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.321% (2)	$8,270,692
TOTAL SHORT-TERM INVESTMENTS (Cost $8,270,692) (2.3%)		8,270,692
TOTAL INVESTMENT SECURITIES (100.8%) (Cost $232,667,606)		$363,628,432
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.8%)		(2,779,541)
NET ASSETS (3) (100%)		$360,848,891

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2020, the market value of the securities on loan was $3,364,634.
(2)	Rate reflects 7 day yield as of March 31, 2020.
(3)	For federal income tax purposes, the aggregate cost was $232,667,606, aggregate gross unrealized appreciation was $140,676,483, aggregate gross unrealized depreciation was $9,715,657 and the net unrealized appreciation was $130,960,826.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$355,357,740	$—	$—	$355,357,740
Short-Term Investment	8,270,692	—	—	8,270,692
Total Investments in Securities	$363,628,432	$—	$—	$363,628,432

*	See Schedule of Investments for further classification.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

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